Fees Summary	Nov. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,748,735,000.00
Previously Paid Amount	0.00
Total Fee Amount	241,500.30
Total Offset Amount	0.00
Net Fee	241,500.30
Narrative - Max Aggregate Offering Price	$ 1,748,735,000.00
Final Prospectus	true